Pensions and Other Post-Employment Benefit Plans - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽) Participant Years	Dec. 31, 2017 RUB (₽) Participant Years	Dec. 31, 2016 Participant
Disclosure of defined benefit plans [abstract]
Number of active participants | Participant	48,531	48,920	50,369
Number of pensioners | Participant	38,751	39,427	39,551
Defined benefit obligations | ₽	₽ 3,806	₽ 4,052
Other long-term benefit obligations | ₽	₽ 785	₽ 309
Bottom of range [member]
Disclosure of defined benefit plans [abstract]
Weighted average duration of the defined benefit obligation and other long-term benefits obligation | Years	11	11
Top of range [member]
Disclosure of defined benefit plans [abstract]
Weighted average duration of the defined benefit obligation and other long-term benefits obligation | Years	12	12